SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 822,039
Amount representing interest	(114,197)
Lease liability	707,842	$ 790,023	$ 378,643
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	372,356
Later than one year and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	334,746
Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 114,937